Segmental analysis	6 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Segmental analysis
2. Segmental analysis

Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and as a matter of course, the Board considers multiple profitability measures by segment, being ‘adjusted profit’ and ‘underlying profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 4) and is used by management and the Board to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. Underlying profit, as presented in the Annual Report and Accounts, represents adjusted profit and also excludes the effects of timing, major storm costs and deferred tax expenses in our UK Electricity Transmission and UK Electricity Distribution businesses. The measure of profit disclosed in this note and the primary profitability benchmark considered by the chief operating decision maker is operating profit before exceptional items and remeasurements, adjusted profit, as this is the measure that is most consistent with the IFRS results reported within these financial statements.
The results of our five principal businesses are reported to the Board and are accordingly treated as reportable operating segments. All other operating segments are either reported to the Board on an aggregated basis or do not meet the quantitative threshold in order to be considered a separate operating segment. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.
UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures
Comprises our electricity interconnectors in the UK, our electricity generation business in the US, all commercial operations in LNG at Providence, Rhode Island in the US and the Isle of Grain in the UK, and our investment in NG Renewables, our renewables business in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. The Group sold its interest in NG Renewables on 29 May 2025 and Grain LNG was classified as held for sale in the prior period (see note 6).

Included within the comparative period are the results of the UK Electricity System Operator which also represented a separate operating segment. The Group completed the disposal of the ESO to the UK Government in the year ended 31 March 2025.
The New England and New York segments typically experience seasonal fluctuations in revenue and operating profit due to higher delivery volumes during the second half of the financial year, for example as a result of colder weather over the winter months driving increased heating demand. These seasonal fluctuations have a consequential impact on the working capital balances (primarily trade debtors and accrued income) in the consolidated statement of financial position at 30 September 2025 when compared to 31 March 2025. The majority of UK revenues are derived from the supply of network capacity rather than the supply of commodities and therefore are not subject to the same seasonal fluctuations as in New York and New England.
Other activities that do not form part of any of the segments in the above table primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
2. Segmental analysis continued

(a)Revenue

Six months ended 30 September	2025			2024
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,443	(37)	1,406	1,274	(92)	1,182
UK Electricity Distribution	901	(5)	896	1,166	(2)	1,164
UK Electricity System Operator	—	—	—	1,029	(17)	1,012
New England	1,493	—	1,493	1,545	—	1,545
New York	2,667	—	2,667	2,341	—	2,341
National Grid Ventures	601	(20)	581	650	(26)	624
Other	25	(3)	22	98	(5)	93
Total revenue from continuing operations	7,130	(65)	7,065	8,103	(142)	7,961

Geographical areas:
UK			2,702			3,755
US			4,363			4,206
Total revenue from continuing operations			7,065			7,961
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

(b)Operating profit/(loss)

	Total operating profit/(loss) before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		Total operating profit/(loss) after exceptional items and remeasurements
Six months ended 30 September	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	813	642	(3)	—	810	642
UK Electricity Distribution	488	764	—	(5)	488	759
UK Electricity System Operator	—	(364)	—	151	—	(213)
New England	81	89	(20)	(2)	61	87
New York	73	(30)	5	(20)	78	(50)
National Grid Ventures	187	147	(61)	(2)	126	145
Other	(27)	(38)	(10)	(23)	(37)	(61)
Total Group	1,615	1,210	(89)	99	1,526	1,309

Geographical areas:
UK	1,476	1,173	22	121	1,498	1,294
US	139	37	(111)	(22)	28	15
Total Group	1,615	1,210	(89)	99	1,526	1,309

	Total operating profit/(loss) before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		Total operating profit/(loss) after exceptional items and remeasurements
Six months ended 30 September	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	1,615	1,210	(89)	99	1,526	1,309
Share of post-tax results of joint ventures and associates	39	60	—	(3)	39	57
Finance income	206	231	2	3	208	234
Finance costs	(884)	(901)	(63)	(15)	(947)	(916)
Total Group	976	600	(150)	84	826	684
2. Segmental analysis continued
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment	30 September 2025	30 September 2024
	£m	£m
Operating segments:
UK Electricity Transmission	(278)	(267)
UK Electricity Distribution	(133)	(122)
New England	(236)	(221)
New York	(376)	(351)
National Grid Ventures	(76)	(92)
Other	(3)	(5)
Total	(1,102)	(1,058)

Asset type:
Property, plant and equipment	(950)	(936)
Non-current intangible assets	(152)	(122)
Total	(1,102)	(1,058)

(c)Capital investment
Capital investment represents additions to property, plant and equipment, prepayments to suppliers to secure production capacity in relation to our capital projects, non-current intangibles and additional equity investments in joint ventures and associates. Capital investments exclude additions for assets or businesses from the point they are classified as held for sale.

	30 September 2025	30 September 2024
	£m	£m
Operating segments:
UK Electricity Transmission	1,684	1,290
UK Electricity Distribution	756	647
New England	958	814
New York	1,585	1,569
National Grid Ventures	69	279
Other	—	4
Total	5,052	4,603

Asset type:
Property, plant and equipment	4,551	4,200
Non-current intangible assets	323	196
Equity investments in joint ventures and associates	15	102
Capital expenditure prepayments	163	105
Total	5,052	4,603

(d)Geographical analysis of non-current assets
Non-current assets by geography comprise goodwill, other intangible assets, property, plant and equipment, investments in joint ventures and associates and other non-current assets.

	30 September 2025	31 March 2025
	£m	£m
Split by geographical area:
UK	44,625	42,623
US	46,253	46,131
Total	90,878	88,754

Reconciliation to total non-current assets:
Pension assets	2,424	2,489
Financial and other investments	795	798
Derivative financial assets	736	369
Non-current assets	94,833	92,410